Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Certain risks and concentration
Revenues	$ 363,722	$ 341,497	$ 238,782
Cost of revenues	(200,649)	(200,054)	(118,603)
Operating expenses	(164,685)	(131,378)	(124,502)
Net income attributable to Xunlei Limited	14,225	21,463	1,191
VIEs
Certain risks and concentration
Net income attributable to Xunlei Limited	6,995	11,136	2,913
VIEs | Third-party
Certain risks and concentration
Revenues	330,860	301,853	228,736
Cost of revenues	(177,060)	(171,116)	(109,722)
Operating expenses	(139,613)	(115,578)	(110,367)
VIEs | Inter-company
Certain risks and concentration
Operating expenses	$ (12,896)	$ (4,863)	$ (8,032)